Acquisition (Details) - Longye ¥ in Thousands	Jan. 13, 2020 CNY (¥)
Business Acquisition [Line Items]
Total Cash consideration	¥ 99,896
Plus: Equity consideration	16,969
Purchase consideration	¥ 116,865